Bank and Other Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Bank And Other Borrowings [Abstract]
Summary of Long-term Bank and Other Borrowings

Long-term bank and other borrowings consist of the following (in thousands):

					Interest Nominal Rate
	As of March 31, 2020	As of December 31, 2019	Maturity	Interest Contractual Rate	As of March 31, 2020	As of December 31, 2019
UniCredit S.p.A. (Line A Tranche (1)	$3,219	$3,609	January 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line A Tranche (2)	151	167	May 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line B)	2,941	3,229	November 2023	Euribor 3 months + 2.90%	2.60%	2.60%
UniCredit S.p.A. (Line C)	2,497	2,787	February 2023	Euribor 3 months + 3.90%	3.53%	3.53%
Intesa Sanpaolo S.p.A. (Line 1)	834	988	October 2021	Euribor 3 months + 1.80%	1.88%	1.88%
Intesa Sanpaolo S.p.A. (Line 2)	3,841	4,183	October 2023	Euribor 3 months + 2.60%	2.60%	2.60%
UBI Banca S.p.A. (Line 1)	257	332	February 2021	1.25%	1.25%	1.25%
UBI Banca S.p.A. (Line 2)	1,198	1,499	April 2021	Euribor 3 months +1.95%	1.55%	1.55%
Monte dei Paschi di Siena S.p.A. (Line 1)	457	521	April 2022	0.95%	0.95%	0.95%
Monte dei Paschi di Siena S.p.A. (Line 2)	2,190	—	June 2023	1.50%	1.50%	—
Banco Popolare di Milano S.p.A. (Line 1)	1,312	1,336	June 2023	Euribor 3 months + 2.00%	2.00%	2.00%
Banco Popolare di Milano S.p.A. (Line 2)	—	3,893	September 2022	Euribor 3 months + 2.00%	—	2.00%
Banco Popolare di Milano S.p.A. (Line 3)	6,517	—	March 2024	Euribor 3 months + 3.00%	2.16%	—
Simest 1	275	280	December 2022	0.50%	0.50%	0.50%
Simest 2	273	279	December 2022	0.50%	0.50%	0.50%
Simest 3	503	512	December 2022	0.50%	0.50%	0.50%
Finlombarda S.p.A.	81	83	December 2020	0.50%	0.50%	0.50%

Total bank and other borrowings	26,546	23,698
Less: current portion	5,925	7,564

Total long-term portion	$20,621	$16,134

Long-term bank and other borrowings consist of the following (in thousands):

					Interest Nominal Rate
	As of December 31,				As of December 31,
	2019	2018	Maturity	Interest Contractual Rate	2019	2018
UniCredit S.p.A. (Line A Tranche (1)	$3,609	$5,038	January 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line A Tranche (2)	167	228	May 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line B)	3,229	3,770	November 2023	Euribor 3 months + 2.90%	2.60%	2.60%
UniCredit S.p.A. (Line C)	2,787	—	February 2023	Euribor 3 months + 3.90%	3.53%	—
Intesa Sanpaolo S.p.A. (Line 1)	988	1,572	October 2021	Euribor 3 months + 1.80%	1.88%	1.51%
Intesa Sanpaolo S.p.A. (Line 2)	4,183	—	October 2023	Euribor 3 months + 2.60%	2.60%	—
UBI Banca S.p.A. (Line 1)	332	625	February 2021	1.25%	1.25%	1.25%
UBI Banca S.p.A. (Line 2)	1,499	—	April 2021	Euribor 3 months +1.95%	1.55%	—
Monte dei Paschi di Siena S.p.A.	521	—	April 2022	0.95%	0.95%	—
Banco Popolare di Milano S.p.A. (Line 1)	1,336	—	June 2023	Euribor 3 months + 2.00%	2.00%	—
Banco Popolare di Milano S.p.A. (Line 2)	3,893	—	September 2022	Euribor 3 months + 2.00%	2.00%	—
Simest 1	280	382	December 2022	0.50%	0.50%	0.50%
Simest 2	279	379	December 2022	0.50%	0.50%	0.50%
Simest 3	512	—	December 2022	0.50%	0.50%	—
Finlombarda S.p.A.	83	169	December 2020	0.50%	0.50%	0.50%

Total bank and other borrowings	23,698	12,163
Less: current portion	7,564	3,038

Total long-term portion	$16,134	$9,125

Summary of Payments Obliged

As of March 31, 2020, the Company is obliged to make payments as follows (in thousands):

As of March 31, 2020
2020 (remaining nine months)	$3,784
2021	9,330
2022	7,637
2023	5,339
2024	456

Total	$26,546

As of December 31, 2019, the Company is obliged to make payments as follows (in thousands):

As of December 31, 2019
2020	$7,564
2021	8,031
2022	5,254
2023	2,849

Total	$23,698